Schedule of Investments
March 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–99.99%
Canada–1.23%
Canadian Pacific Kansas City Ltd.	68,760	$4,827,640
Shopify, Inc., Class A(a)	187,360	17,871,333
		22,698,973
China–4.02%
JD.com, Inc., ADR(b)	1,436,101	59,052,473
Tencent Holdings Ltd.	236,100	15,085,823
		74,138,296
Denmark–1.19%
Novo Nordisk A/S, Class B	319,537	21,849,396
France–7.10%
Airbus SE	347,732	61,230,598
Dassault Systemes SE	196,477	7,480,408
EssilorLuxottica S.A.	77,550	22,347,464
LVMH Moet Hennessy Louis Vuitton SE	64,288	39,812,154
		130,870,624
Germany–5.43%
Allianz SE	39,664	15,179,793
SAP SE	316,969	84,931,715
		100,111,508
India–6.40%
DLF Ltd.	9,202,213	72,738,530
HDFC Bank Ltd.	478,189	10,193,175
ICICI Bank Ltd., ADR(b)	1,111,961	35,049,011
		117,980,716
Israel–0.96%
Nice Ltd., ADR(a)	115,314	17,777,960
Italy–1.68%
Brunello Cucinelli S.p.A.	170,357	19,570,992
Ferrari N.V.	16,919	7,225,432
Moncler S.p.A.	69,010	4,250,812
		31,047,236
Japan–3.73%
Capcom Co. Ltd.	453,300	11,188,144
Hoya Corp.	76,200	8,599,810
Keyence Corp.	76,544	30,097,856
TDK Corp.	1,809,900	18,966,095
		68,851,905
Netherlands–2.02%
Adyen N.V.(a)(c)	12,067	18,496,239
ASML Holding N.V.	10,591	7,008,839
BE Semiconductor Industries N.V.	63,127	6,597,175
Universal Music Group N.V.	185,472	5,121,437
		37,223,690
Spain–1.58%
Amadeus IT Group S.A.	380,805	29,163,181
Shares		Value
Sweden–4.31%
Assa Abloy AB, Class B	1,077,424	$32,345,602
Atlas Copco AB, Class A	2,674,137	42,715,136
Spotify Technology S.A.(a)	8,013	4,407,390
		79,468,128
Switzerland–1.07%
Lonza Group AG	31,947	19,735,889
Taiwan–0.58%
Taiwan Semiconductor Manufacturing Co. Ltd.	376,000	10,589,281
United States–58.69%
Alphabet, Inc., Class A	1,154,689	178,561,107
Amazon.com, Inc.(a)	161,693	30,763,710
Analog Devices, Inc.	351,893	70,966,261
Boston Scientific Corp.(a)	158,469	15,986,353
Broadcom, Inc.(b)	145,218	24,313,850
Ecolab, Inc.	37,419	9,486,465
Eli Lilly and Co.	74,671	61,671,526
Equifax, Inc.	115,333	28,090,506
IDEXX Laboratories, Inc.(a)	15,872	6,665,446
Intuit, Inc.	92,056	56,521,463
Intuitive Surgical, Inc.(a)	57,927	28,689,505
IQVIA Holdings, Inc.(a)	88,682	15,634,637
Lam Research Corp.	137,053	9,963,753
Linde PLC	14,126	6,577,631
Marriott International, Inc., Class A	75,031	17,872,384
Marvell Technology, Inc.(b)	657,565	40,486,277
Mastercard, Inc., Class A	11,192	6,134,559
Meta Platforms, Inc., Class A	282,415	162,772,709
Microsoft Corp.	117,132	43,970,182
Netflix, Inc.(a)	24,865	23,187,358
NVIDIA Corp.	562,148	60,925,600
Phathom Pharmaceuticals, Inc.(a)	437,914	2,745,721
QUALCOMM, Inc.(b)	24,029	3,691,095
S&P Global, Inc.	172,811	87,805,269
Synopsys, Inc.(a)	16,677	7,151,931
Thermo Fisher Scientific, Inc.	14,228	7,079,853
TJX Cos., Inc. (The)	47,183	5,746,889
Visa, Inc., Class A	186,215	65,260,909
Zoetis, Inc.	21,123	3,477,902
		1,082,200,851
Total Common Stocks & Other Equity Interests (Cost $760,601,084)		1,843,707,634
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.99% (Cost $760,601,084)		1,843,707,634
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.31%
Invesco Private Government Fund, 4.34%(d)(e)(f)	11,299,521	11,299,522
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Fund

Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 4.46%(d)(e)(f)	31,243,659	$31,253,032
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $42,552,554)		42,552,554
TOTAL INVESTMENTS IN SECURITIES—102.30% (Cost $803,153,638)		1,886,260,188
OTHER ASSETS LESS LIABILITIES–(2.30)%		(42,373,846)
NET ASSETS–100.00%		$1,843,886,342
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at March 31, 2025.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
March 31, 2025 was $18,496,239, which represented less than 1% of the Fund’s Net Assets.

(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value March 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$148,021	$18,728,666	$(18,876,687)	$-	$-	$-	$18,087
Invesco Treasury Portfolio, Institutional Class	274,895	34,781,808	(35,056,703)	-	-	-	33,345
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	444,192	88,507,058	(77,651,728)	-	-	11,299,522	64,248*
Invesco Private Prime Fund	1,157,778	226,020,113	(195,924,859)	-	-	31,253,032	171,968*
Total	$2,024,886	$368,037,645	$(327,509,977)	$-	$-	$42,552,554	$287,648

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Canada	$22,698,973	$—	$—	$22,698,973
China	59,052,473	15,085,823	—	74,138,296
Denmark	—	21,849,396	—	21,849,396
France	—	130,870,624	—	130,870,624
Germany	—	100,111,508	—	100,111,508
India	35,049,011	82,931,705	—	117,980,716
Israel	17,777,960	—	—	17,777,960
Italy	—	31,047,236	—	31,047,236
Japan	—	68,851,905	—	68,851,905
Netherlands	—	37,223,690	—	37,223,690
Spain	—	29,163,181	—	29,163,181
Sweden	4,407,390	75,060,738	—	79,468,128
Switzerland	—	19,735,889	—	19,735,889
Taiwan	—	10,589,281	—	10,589,281
United States	1,082,200,851	—	—	1,082,200,851
Money Market Funds	—	42,552,554	—	42,552,554
Total Investments	$1,221,186,658	$665,073,530	$—	$1,886,260,188
Invesco V.I. Global Fund